Business Combinations - Preliminary Purchase Price (Parenthetical) (Detail) - Natura Naturals Holdings Inc [Member] $ in Thousands	Feb. 15, 2019 CAD ($) shares
Business Acquisition [Line Items]
Convertible Debt | $	$ 3,000
Class 2 Common Stock
Business Acquisition [Line Items]
Common stock issued | shares	180,332